Property and Equipment	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	September 30, 2013
	Cost	Accumulated Depreciation	Net Book Value
Leasehold improvements	$31,006	$21,928	$9,078
Fixtures, furniture, and equipment	11,297	7,489	3,808
Computer hardware	9,028	5,564	3,464
Signs	5,425	4,395	1,030
Vehicles	77	48	29
Land	51	—	51
	$56,884	$39,424	$17,460

	September 30, 2012
	Cost	Accumulated Depreciation	Net Book Value
Leasehold improvements	$31,804	$19,468	$12,336
Fixtures, furniture, and equipment	13,598	7,422	6,176
Computer hardware	7,201	4,423	2,778
Signs	6,606	4,839	1,767
Vehicles	77	28	49
Land	51	—	51
	$59,337	$36,180	$23,157

Property and equipment includes the following capital leases:

	September 30, 2013
	Cost	Accumulated Depreciation	Net Book Value
Computer hardware	$3,531	$2,560	$971
Fixtures, furniture and equipment	1,661	1,183	478
	$5,192	$3,743	$1,449

Note 8 – Property and Equipment (continued)

	September 30, 2012
	Cost	Accumulated Depreciation	Net Book Value
Computer hardware	$2,814	$1,761	$1,053
Fixtures, furniture and equipment	1,661	851	810
	$4,475	$2,612	$1,863

Depreciation of property and equipment for the year ended September 30, 2013, includes $1,131 (2012 - $796, 2011 - $165) relating to property and equipment under capital leases.

During the year ended September 30, 2013, additions to property and equipment included $717 (2012- $1,401, 2011 - $121) of assets that were acquired by means of capital lease.

Impairment of Property and Equipment

During the year ended September 30, 2013, as a result of certain events and circumstances, including recent operating results and regulatory matters, the Company determined that it was necessary to test the recoverability of certain branches and corporate assets that are not allocated to individual branches. During the year ended September 30, 2013, the Company recorded an impairment charge of $1,236 (2012 - $3,425, 2011 - nil) as a result of impairments identified in certain branches. In addition, the Company determined that the asset group containing the Company's corporate property and equipment was recoverable as at September 30, 2013. The property and equipment impaired included leasehold improvements, fixtures, furniture and equipment, signage, and computer equipment.